CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash Reconciliation (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of Cash, Cash Equivalents, and Restricted Cash at Carrying Value [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 16,719	$ 25,692	$ 25,574	$ 25,963	$ 5,210
Restricted Cash and Cash Equivalents, Current	241	168	180	212	283
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 16,960	$ 25,860	$ 25,754	$ 26,175	$ 5,493	$ 33,137